Segments, Customers And Geographic Information - Schedule of Revenues by Geographic Region (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Geographic Region [Line Items]
Revenues		$ 71,494	$ 61,009	$ 51,600
United States [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues		38,849	36,087	31,829
Asia [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues	[1]	9,900	12,725	9,786
Latin America [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues		222	327	1,266
EMEA (including Israel) [Member]
Schedule of Revenues by Geographic Region [Line Items]
Revenues		$ 22,523	$ 11,870	$ 8,719

[1]	Includes Japan which accounted for more than 10% of the Company’s revenues in all years presented.